Interest in other entities - Joint venture (Details) - SiliconAurora - USD ($) $ in Thousands		1 Months Ended
	Jun. 15, 2022	Jul. 31, 2022	Jun. 30, 2023
Joint venture
Percentage of ownership interest	50.00%
Initial consideration	$ 70
Deferred consideration	$ 1,580
Deferred consideration paid		$ 620
Remaining deferred consideration expected to be paid			$ 960